Shareholder Report, Line Graph (Details) - USD ($)					2 Months Ended	6 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended	14 Months Ended	19 Months Ended	22 Months Ended	24 Months Ended	26 Months Ended	31 Months Ended	34 Months Ended	36 Months Ended	38 Months Ended	43 Months Ended	48 Months Ended	50 Months Ended	55 Months Ended	60 Months Ended	62 Months Ended	72 Months Ended	74 Months Ended	84 Months Ended	86 Months Ended	96 Months Ended	98 Months Ended	108 Months Ended	120 Months Ended
	Sep. 15, 2023	Nov. 17, 2021	May 01, 2018	Jun. 30, 2016	Jun. 30, 2018	Jun. 30, 2026	Jun. 30, 2022	Jun. 30, 2024	Jun. 30, 2017	Jun. 30, 2019	Jun. 30, 2023	Jun. 30, 2025	Jun. 30, 2018	Jun. 30, 2020	Jun. 30, 2024	Jun. 30, 2026	Jun. 30, 2019	Jun. 30, 2021	Jun. 30, 2025	Jun. 30, 2020	Jun. 30, 2022	Jun. 30, 2026	Jun. 30, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026
C000015708
Account Value [Line Items]
Line Graph and Table Measure Name						Johnson Equity Income Fund - Class I
Accumulated Value				$ 1,000,000					$ 1,180,866				$ 1,328,770				$ 1,561,936			$ 1,597,211			$ 2,221,951		$ 2,099,450		$ 2,387,265		$ 2,655,003		$ 2,911,292	$ 3,191,196
C000244749
Account Value [Line Items]
Line Graph and Table Measure Name						Johnson Equity Income Fund - Class S
Accumulated Value	$ 10,000							$ 11,182				$ 12,231				$ 13,376
C000015712
Account Value [Line Items]
Line Graph and Table Measure Name						Johnson Opportunity Fund - Class I
Accumulated Value				1,000,000					1,194,096				1,353,156				1,353,202			1,261,588			1,865,142		1,689,605		1,936,413		2,169,194		2,318,585	2,675,466
C000244750
Account Value [Line Items]
Line Graph and Table Measure Name						Johnson Opportunity Fund - Class S
Accumulated Value	10,000							11,320				12,069				13,892
C000015709
Account Value [Line Items]
Line Graph and Table Measure Name						Johnson Enhanced Return Fund
Accumulated Value				1,000,000					1,173,567				1,317,681				1,474,132			1,597,492			2,234,910		1,888,468		2,174,471		2,672,178		3,083,152	3,714,376
C000244751
Account Value [Line Items]
Line Graph and Table Measure Name						Johnson Inst Core Bond Fund - Class I
Accumulated Value				1,000,000					1,001,853				1,000,175				1,084,702			1,202,476			1,193,547		1,059,048		1,048,706		1,076,118		1,145,715	1,189,688
C000200604
Account Value [Line Items]
Line Graph and Table Measure Name						Johnson Inst Core Bond Fund - Class F
Accumulated Value			$ 500,000		$ 503,920					$ 543,879				$ 601,637				$ 596,429			$ 528,307			$ 522,701		$ 535,294		$ 568,828		$ 589,688
C000015718
Account Value [Line Items]
Line Graph and Table Measure Name						Johnson Inst Core Bond Fund - Class S
Accumulated Value	10,000							10,449				11,096				11,498
C000015717
Account Value [Line Items]
Line Graph and Table Measure Name						Johnson Inst Intermediate Bond Fund - Class I
Accumulated Value				1,000,000					1,007,865				1,008,472				1,080,035			1,166,420			1,168,091		1,069,773		1,068,675		1,115,669		1,194,755	1,233,883
C000200603
Account Value [Line Items]
Line Graph and Table Measure Name						Johnson Inst Intermediate Bond Fund - Class F
Accumulated Value			500,000		502,847					536,313				578,223				578,161			528,919			527,424		549,864		587,459		605,930
C000015716
Account Value [Line Items]
Line Graph and Table Measure Name						Johnson Inst Short Duration Bond Fund - Class I
Accumulated Value				1,000,000					1,007,827				1,012,003				1,055,997			1,105,984			1,110,022		1,060,311		1,069,515		1,123,078		1,192,794	1,232,989
C000200602
Account Value [Line Items]
Line Graph and Table Measure Name						Johnson Inst Short Duration Bond Fund - Class F
Accumulated Value			500,000		501,485					521,814				545,399				546,904			521,216			524,928		550,304		583,863		602,989
C000229855
Account Value [Line Items]
Line Graph and Table Measure Name						Johnson Core Plus Bond Fund
Accumulated Value		$ 1,000,000					$ 889,226				$ 885,599				$ 911,415				$ 970,310			$ 1,007,587
C000015715
Account Value [Line Items]
Line Graph and Table Measure Name						Johnson Municipal Income Fund
Accumulated Value				1,000,000					996,942				998,879				1,055,166			1,103,930			1,126,510		1,033,643		1,058,321		1,091,423		1,095,641	1,175,421
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				1,000,000					1,178,961				1,348,426				1,488,897			1,600,640			2,253,607		2,014,369		2,409,065		3,000,638		3,455,645	4,227,117
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000							12,413				14,295				17,486
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				1,000,000					1,185,095				1,360,229				1,482,412			1,579,207			2,276,654		1,960,982		2,332,660		2,872,090		3,311,398	4,066,710
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000							12,278				14,156				17,385
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				1,000,000					1,178,961				1,348,426				1,488,897			1,600,640			2,253,607		2,014,369		2,409,065		3,000,638		3,455,645	4,227,117
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value				1,000,000					996,854				992,893				1,071,027			1,164,631			1,160,749		1,041,283		1,031,519		1,058,658		1,122,982	1,165,553
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			500,000		504,109					543,779				591,303				589,332			528,677			523,720		537,499		570,157		591,771
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000							10,450				11,085				11,506
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value				1,000,000					996,854				992,893				1,071,027			1,164,631			1,160,749		1,041,283		1,031,519		1,058,658		1,122,982	1,165,553
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			500,000		504,109					543,779				591,303				589,332			528,677			523,720		537,499		570,157		591,771
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value				1,000,000					996,854				992,893				1,071,027			1,164,631			1,160,749		1,041,283		1,031,519		1,058,658		1,122,982	1,165,553
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			500,000		504,109					543,779				591,303				589,332			528,677			523,720		537,499		570,157		591,771
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value		$ 1,000,000					$ 899,536				$ 891,100				$ 914,545				$ 970,113			$ 1,006,889
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Municipal Bond Index
Accumulated Value				1,000,000					995,123				1,010,692				1,078,471			1,126,446			1,173,371		1,072,795		1,106,980		1,142,545		1,155,259	1,236,524
Russell 2500 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				1,000,000					1,198,411				1,393,068				1,417,692			1,351,089			2,131,899		1,684,258		1,912,986		2,113,251		2,322,596	3,175,502
Russell 2500 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000							$ 11,253				$ 12,368				$ 16,910
Bloomberg Intermediate U.S. Government/Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Intermediate U.S. Government/Credit Bond Index
Accumulated Value				1,000,000					997,876				992,092				1,060,866			1,136,354			1,138,536		1,055,647		1,054,643		1,098,858		1,172,908	1,209,679
Bloomberg Intermediate U.S. Government/Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Intermediate U.S. Government/Credit Bond Index
Accumulated Value			500,000		503,328					538,220				576,518				577,625			535,572			535,063		557,495		595,063		613,719
ICE BofA U.S. Corporate & Government, 1-3 Yrs
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA U.S. Corporate & Government, 1-3 Years Index
Accumulated Value				1,000,000					1,003,361				1,006,022				1,049,171			1,092,974			1,098,861		1,059,073		1,065,005		1,117,988		1,184,527	1,222,578
ICE BofA U.S. Corporate & Government, 1-3 Yrs
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA U.S. Corporate & Government, 1-3 Years Index
Accumulated Value			$ 500,000		$ 502,128					$ 523,664				$ 545,527				$ 548,466			$ 528,606			$ 531,567		$ 558,012		$ 591,223		$ 610,215
Bloomberg Municipal AA TR Index Unhedged (USD)
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Municipal AA Index
Accumulated Value				$ 1,000,000					$ 994,790				$ 1,006,490				$ 1,071,058			$ 1,124,589			$ 1,157,988		$ 1,063,133		$ 1,095,804		$ 1,125,715		$ 1,138,430	$ 1,216,463